Derivative Contracts - Gain/(Loss) Recognized in Income on Derivative (Details) - Foreign exchange contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Not Designated as Hedging Instrument | Gain (loss) on derivative instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) to net income from derivative instruments	$ (80.5)	$ (35.9)
Designated as Hedging Instrument | General, administrative and corporate expenses
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	5.9	(5.7)
Designated as Hedging Instrument | Net change from current period hedged transactions
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on foreign currency fair value hedge derivatives	$ 15.4	$ (6.2)